Schedule of Investments (unaudited) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 136.1%

Arizona — 4.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/30	$2,685	$2,902,136
Arizona Industrial Development Authority, RB(a):
Academies of Math & Science Projects, Series B, 4.25%, 07/01/27	495	507,835
Doral Academy of Nevada-Fire Mesa and Red Rock Campus Projects, Series A, 3.55%, 07/15/29	1,360	1,412,782
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(a)	750	817,568
City of Phoenix Arizona IDA, Refunding RB, Downtown Phoenix Student Housing, Series A:
5.00%, 07/01/25	300	346,746
5.00%, 07/01/29	175	209,918
City of Tucson Arizona, COP, Refunding, (AGC), 4.00%, 07/01/20	2,325	2,382,823
County of Maricopa Arizona IDA, Refunding RB, Honorhealth, Series A:
5.00%, 09/01/32	1,000	1,211,730
5.00%, 09/01/33	800	965,736
5.00%, 09/01/34	1,000	1,203,110
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 07/01/21(b)	1,600	1,715,424
Glendale Union School District No. 205, GO, Series C (BAM):
5.00%, 07/01/24	1,945	2,223,329
5.00%, 07/01/27	500	569,320
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 07/01/27	700	770,182
5.00%, 07/01/32	1,925	2,105,469
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 09/01/35	2,050	2,119,105
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,004,940
University of Arizona, RB, 5.00%, 08/01/28	2,000	2,144,980

		24,613,133

Arkansas — 0.6%
City of Benton Arkansas, RB, 5.00%, 06/01/29	1,055	1,207,458

Security	Par (000)	Value

Arkansas (continued)
University of Arkansas, Refunding RB, 5.00%, 03/01/31	$2,315	$2,723,829

		3,931,287

California — 5.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/20(b)	2,135	2,223,773
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 03/01/25	2,000	2,114,820
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	12,987,806
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/33	6,715	7,880,522
5.00%, 06/01/35	5,785	6,729,170
State of California, GO, 5.50%, 04/01/28	15	15,058

		31,951,149

Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Sub-System, Series A, 5.00%, 12/01/32	5,000	6,140,850
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatiives, Series B-1, 5.00%, 11/09/22(b)	270	303,099
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/34	500	575,545
University of Northern Colorado, Refunding RB, Series A, 5.00%, 06/01/31	2,000	2,323,060

		9,342,554

Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	4,530	4,864,088
State of Connecticut, GO, Series A:
5.00%, 04/15/30	5,000	6,164,850
5.00%, 04/15/31	4,000	4,902,800
5.00%, 04/15/34	1,185	1,456,365

		17,388,103

Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/29	880	1,032,856
5.00%, 07/01/30	1,030	1,202,875

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
5.00%, 07/01/31	$750	$871,935
5.00%, 07/01/32	375	434,239
5.00%, 07/01/33	1,190	1,373,129

		4,915,034

Florida — 6.9%
Capital Region Community Development District, Refunding, Special Assessment Bonds, Series A-1:
4.13%, 05/01/23	400	405,668
4.63%, 05/01/28	500	523,910
Capital Trust Agency, Inc., RB, Series A:
Advantage Academy of Hillsborough Projects, 5.00%, 12/15/29	400	446,724
Renaissance Charter School, Inc., 4.00%, 06/15/29(a)	625	638,087
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 07/01/21(b)	10,000	10,732,600
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, 5.00%, 10/01/29(a)	1,000	1,104,970
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/27	1,635	1,748,191
County of Lee Florida, Refunding RB, Series A, AMT, 5.50%, 10/01/23	1,000	1,081,170
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	4,008,613
6.00%, 10/01/29	3,480	4,012,892
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,811,704
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 07/01/32	1,500	1,645,050
County of Pinellas Florida IDA, RB, 2017 Foundation for Global Understanding, Inc. Project, 5.00%, 07/01/29(c)	2,000	2,369,160
Florida Development Finance Corp., RB, Waste Pro USA, Inc., AMT, 5.00%, 05/01/29(a)	700	766,248
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Cresswind Project, 3.60%, 05/01/24	235	237,150

Security	Par (000)	Value

Florida (continued)
Cresswind Project, 3.80%, 05/01/29	$280	$284,455
Del Webb Project, 3.65%, 05/01/22(a)	405	409,095
Del Webb Project, 4.30%, 05/01/27(a)	520	544,601
Lake Club Phase 4 project, 3.60%, 05/01/24	430	433,926
Lake Club Phase 4 project, 3.80%, 05/01/29	510	518,094
Lakewood National and Polo Run Projects, 4.00%, 05/01/22	945	960,243
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 05/01/24	1,105	1,146,758
Sarasota County Health Facilities Authority, RB, Sunnyside Village Project, 5.00%, 05/15/33	600	686,076
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(d)(e)	143	90,783
Talavera Community Development District, Special Assessment Bonds:
3.50%, 05/01/25	365	365,394
3.85%, 05/01/30	540	542,711
Tolomato Community Development District, Refunding, Special Assessment Bonds, Series A-2, 3.85%, 05/01/29	180	181,406

		41,695,679

Georgia — 4.4%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	8,315	9,842,050
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 5.00%, 04/01/32	1,250	1,490,550
Main Street Natural Gas, Inc., RB, Series A:
5.50%, 09/15/28	2,500	3,160,300
5.00%, 05/15/33	5,000	6,018,000

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
5.00%, 05/15/34	$5,250	$6,284,775

		26,795,675

Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 07/01/29	5,000	5,184,200

Illinois — 15.3%
Chicago Board of Education, GO, Refunding, Series C, 5.00%, 12/01/26	4,730	5,410,931
Chicago Board of Education, GO, Refunding Dedicated Revenues, Series D, 5.00%, 12/01/26	4,185	4,787,473
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/32	5,000	5,627,300
5.50%, 01/01/32	1,500	1,673,130
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Series C, AMT:
5.25%, 01/01/28	1,350	1,507,923
5.25%, 01/01/29	3,020	3,366,605
City of Chicago Illinois O’Hare International Airport, RB, Refunding GARB, 5.00%, 01/01/32	3,745	4,342,065
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series A, AMT, 5.00%, 01/01/23	13,000	14,499,680
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	3,978,129
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	1,000	1,069,660
Illinois Finance Authority, Refunding RB, CHF-Chicago, LLC-University Of Illinois at Chicago:
5.00%, 02/15/28	810	960,984
5.00%, 02/15/29	400	474,116
5.00%, 02/15/30	500	586,360
5.00%, 02/15/31	500	582,795
5.00%, 02/15/32	500	580,355
Madison-Macoupin Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 05/01/30	475	483,940
5.00%, 05/01/31	500	509,225
5.00%, 05/01/32	500	509,035

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 5.00%, 12/15/28	$1,200	$1,405,860
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 06/01/21(b)	3,500	3,775,730
State of Illinois, GO:
5.25%, 02/01/30	5,000	5,461,100
5.00%, 04/01/31	1,000	1,077,450
5.00%, 05/01/31	10,010	10,791,981
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	470	532,115
State of Illinois, GO, Series D, 5.00%, 11/01/28	1,645	1,854,261
State of Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare Enterprises, Inc.:
5.00%, 03/01/30	550	658,317
5.00%, 03/01/32	920	1,093,659
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/34	9,140	10,084,893
State of Illinois Toll Highway Authority, Refunding RB, Senior Series A, 5.00%, 12/01/31	4,220	4,966,982

		92,652,054

Indiana — 3.4%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 01/01/21	4,800	5,062,272
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	10,764,800
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	5,000	5,053,100

		20,880,172

Iowa — 2.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 04/01/23	695	739,091
5.25%, 04/01/24	730	776,275
5.25%, 04/01/25	520	552,879
5.25%, 04/01/26	360	382,705
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 09/01/20(b)	2,315	2,411,420
Upper Iowa University Project, 5.00%, 09/01/20(f)	465	475,421
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series A, 5.00%, 12/01/26	775	908,292

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
PEFA, Inc., RB, 5.00%, 09/01/49(g)	$5,000	$5,922,600

		12,168,683

Kansas — 1.4%
County of Seward Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	1,005	1,119,510
5.00%, 09/01/22(b)	3,990	4,444,620
5.00%, 09/01/33	1,005	1,116,123
Kansas Development Finance Authority, Refunding RB, Health Hospital Nursing Home Improvements:
5.00%, 11/15/19(b)	35	35,380
5.00%, 11/15/23	1,465	1,480,207

		8,195,840

Kentucky — 0.5%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Catholic Health Initiatives:
5.00%, 12/01/35	120	129,673
Series A, 5.00%, 12/01/31	2,750	2,987,188

		3,116,861

Louisiana — 3.1%
Calcasieu Parish Memorial Hospital Service District, Refunding RB, Lake Charles Memorial Hospital Project, 5.00%, 12/01/34(c)	200	236,840
City of Bossier City Louisiana Utilities, Refunding RB, 5.00%, 10/01/32	2,000	2,306,420
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	3,445	3,720,738
5.00%, 12/01/28	3,715	4,008,336
New Orleans Aviation Board, RB, Series A, 5.00%, 01/01/33	1,000	1,146,710
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 05/01/34	3,000	3,160,320
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/28	3,660	4,122,514

		18,701,878

Maine — 0.6%
Finance Authority of Maine, Refunding RB, Series A-1, AMT:
5.00%, 12/01/28	1,000	1,217,440

Security	Par (000)	Value

Maine (continued)
3.00%, 12/01/29	$2,300	$2,353,981

		3,571,421

Maryland — 1.6%
City of Rockville Maryland, RB, Ingleside King Farm Project, 3.50%, 11/01/26	1,825	1,836,753
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(f)	555	572,388
Maryland Economic Development Corp., Refunding RB, Transportation Facilities Project, Series A:
5.00%, 06/01/29	1,835	2,246,939
5.00%, 06/01/30	1,015	1,230,688
5.00%, 06/01/31	1,000	1,206,470
5.00%, 06/01/32	1,000	1,201,950
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 07/01/33	1,140	1,252,199

		9,547,387

Massachusetts — 1.7%
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, Series A, 5.00%, 01/01/31	1,730	1,978,964
Suffolk University, 5.00%, 07/01/29	2,700	3,239,784
Suffolk University, 5.00%, 07/01/30	3,125	3,727,906
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 07/01/20(b)	1,060	1,095,754

		10,042,408

Michigan — 3.4%
City of Detroit Michigan, GO:
5.00%, 04/01/26	265	294,617
5.00%, 04/01/27	210	235,477
5.00%, 04/01/28	235	265,263
5.00%, 04/01/29	235	263,889
5.00%, 04/01/30	180	205,214
5.00%, 04/01/31	265	294,844
5.00%, 04/01/32	225	249,365
5.00%, 04/01/33	295	325,819
Manistee Area Public Schools, GO, Refunding, (Q-SBLF), 5.00%, 05/01/25	1,000	1,064,110

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	$4,000	$4,602,320
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,707,425
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.25%, 11/15/19(b)	4,900	4,957,869
Michigan Strategic Fund, RB, I -75 Improvement Projects, AMT:
5.00%, 06/30/33	2,415	2,922,971
5.00%, 12/31/33	2,000	2,415,540

		20,804,723

Minnesota — 2.1%
City of Minneapolis, RB, YMCA of the Greater Twin Cities Project:
4.00%, 06/01/30	150	165,174
4.00%, 06/01/31	50	54,725
City of Minneapolis, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/33	2,370	2,919,769
City of Wayzata Minnesota, Refunding RB, Folkestone Senior Living Community(c):
5.00%, 08/01/31	100	109,659
5.00%, 08/01/32	100	109,374
5.00%, 08/01/33	100	109,153
5.00%, 08/01/34	100	108,718
5.00%, 08/01/35	100	108,547
County of St. Paul Minnesota Housing & Redevelopment Authority, RB, Great River School Project, Series A, 4.75%, 07/01/29(a)	250	268,970
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
5.00%, 02/15/33	1,000	1,195,110
5.00%, 02/15/34	1,185	1,410,719
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 08/01/36	1,000	1,067,270
Series C, 5.00%, 08/01/27	1,390	1,584,822
Series C, 5.00%, 08/01/28	740	842,446
Series C, 5.00%, 08/01/29	1,555	1,767,460

Security	Par (000)	Value

Minnesota (continued)
Series C, 5.00%, 08/01/30	$835	$947,524

		12,769,440

Missouri — 0.8%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	350	375,827
Kansas City Missouri IDA, ARB, Kansas City International Airport Terminal Modernization Project, Series B, AMT, 5.00%, 03/01/34	2,195	2,685,758
St. Louis County Industrial Development Authority, Refunding RB, Friendship Village St. Louis Obligated Group:
5.00%, 09/01/27	360	406,181
5.00%, 09/01/32	1,015	1,156,988

		4,624,754

Montana — 0.1%
County of Yellowstone Montana School District No. 2 Billings, GO, 5.00%, 06/15/30	500	580,580

Nebraska — 0.9%
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	923,520
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 01/01/30	1,000	1,017,650
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/30	1,000	1,085,060
5.00%, 01/01/32	2,000	2,164,400

		5,190,630

Nevada — 1.8%
City of Reno Nevada, Refunding RB, Series A-1 (AGM), 5.00%, 06/01/31	1,000	1,194,830
County of Clark Nevada Department of Aviation, Refunding RB, 5.00%, 07/01/33	5,000	5,790,200

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 1.45%, 12/01/24	$3,800	$3,812,540

		10,797,570

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project, Series A, AMT, 4.00%, 11/01/27(a)	795	826,625

New Jersey — 23.9%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20(f)	1,364	1,401,524
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	6,040	6,568,198
New Jersey EDA, RB, Goethals Bridge Replacement Project, Private Activity Bond AMT:
5.50%, 01/01/26	1,500	1,719,795
5.50%, 01/01/27	1,000	1,145,720
New Jersey EDA, Refunding ARB, Port Newark Container Terminal LLC Project, AMT:
5.00%, 10/01/26	2,135	2,477,070
5.00%, 10/01/27	1,680	1,971,245
New Jersey EDA, Refunding RB, :
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,128,310
School Facilities Construction, Series EE, 5.00%, 09/01/23	3,465	3,658,555
New Jersey Educational Facilities Authority, RB, Higher Education Facilities Trust Fund, 5.00%, 06/15/28	10,000	11,252,100
New Jersey Educational Facilities Authority, Refunding RB, 5.00%, 07/01/30	5,000	5,926,550
New Jersey Higher Education Student Assistance Authority, Refunding RB:
AMT, Series B, 5.00%, 12/01/27	1,000	1,231,310
AMT, Series B, 5.00%, 12/01/28	1,000	1,234,200
Series 1, AMT, 5.50%, 12/01/26	700	741,629
Series 1B, AMT, 2.95%, 12/01/28	770	778,609
Student Loan, Series 1A, 4.75%, 12/01/21	1,060	1,070,907
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/32	12,000	14,013,600
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/29	6,000	6,709,260

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	$2,000	$2,359,520
Series B, 5.25%, 06/15/26	3,500	3,724,350
Transportation Program, Series AA, 5.25%, 06/15/31	12,000	13,347,240
Transportation Program, Series AA, 5.25%, 06/15/32	2,250	2,574,967
Transportation System, Series A, 5.25%, 06/15/24	3,185	3,397,567
Transportation System, Series B, 5.50%, 06/15/31	11,780	12,515,072
Transportation System, Series C, 5.25%, 06/15/32	10,000	11,431,000
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement Revenue Notes, 5.00%, 06/15/30	1,695	1,999,693
Transportation System, 5.00%, 12/15/33	2,285	2,688,691
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	1,230	1,366,062
5.00%, 12/01/25	1,345	1,509,682
South Jersey Port Corp., ARB, Sobordinated Marine Terminal, Series B, AMT:
5.00%, 01/01/29	250	298,002
5.00%, 01/01/30	200	236,222
5.00%, 01/01/31	350	410,340
5.00%, 01/01/32	425	495,699
State of New Jersey, GO, Various Purposes, 5.00%, 06/01/28	5,000	5,904,700
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	850	1,027,038
5.00%, 06/01/32	11,980	14,298,609
Tobacco Settlement Bonds, 5.00%, 06/01/33	220	261,294

		144,874,330

New Mexico — 1.2%
Albuquerque Municipal School District No. 12, GO, Series 2017, 5.00%, 08/01/30	1,250	1,514,588
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,780,377

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.00%, 08/01/31	$2,500	$2,973,100

		7,268,065

New York — 8.6%
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/31(a)	450	486,135
Build NYC Resource Corp., Refunding RB, Manhattan College Project, 5.00%, 08/01/35	665	797,993
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A:
4.00%, 06/01/22	800	833,736
4.50%, 06/01/27	1,710	1,885,839
5.00%, 06/01/35	415	458,430
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(b)	5,695	6,567,075
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	5,470	5,870,240
5.00%, 11/01/30	655	700,215
Metropolitan Transportation Authority, RB(b):
Sub-Series B-1, 5.00%, 11/15/21	2,300	2,507,207
Sub-Series B-4, 5.00%, 11/15/21	1,500	1,635,135
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	2,783,852
New York State Dormitory Authority, Refunding RB, 4.25%, 09/01/19(b)	480	481,258
Niagara Area Development Corp., Refunding RB, Covanta Project, Series B, 3.50%, 11/01/24(a)	1,000	1,034,620
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,690	1,734,954
State of New York Dormitory Authority, RB, Series A:
Fordham University, 5.25%, 07/01/21(b)	900	972,342
Icahn School of Medicine at Mount Sinai, 5.00%, 07/01/32	9,000	10,565,730
New York University Hospitals Center, 5.00%, 07/01/20 (b)	1,725	1,787,755

Security	Par (000)	Value

New York (continued)
New York University Hospitals Center, 5.13%, 07/01/20(b)	$1,670	$1,732,642
State of New York Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	3,060	3,587,177
Orange Regional Medical Center, 5.00%, 12/01/27(a)	900	1,091,151
Orange Regional Medical Center, 5.00%, 12/01/28(a)	1,800	2,179,026
Series E, 5.25%, 03/15/33	2,000	2,415,820

		52,108,332

North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,649,535

Ohio — 1.7%
Ohio Higher Educational Facility Commission, Refunding RB, Ohio Wesleyan University(c):
5.00%, 10/01/33	1,460	1,798,238
5.00%, 10/01/34	1,535	1,883,568
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	6,000	6,756,660

		10,438,466

Oklahoma — 1.2%
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/27	1,190	1,418,528
5.00%, 10/01/28	1,265	1,504,945
5.00%, 10/01/29	1,400	1,662,304
Oklahoma Development Finance Authority, RB, OU Medicene Project, Series B:
5.00%, 08/15/29	1,200	1,452,444
5.00%, 08/15/33	1,305	1,526,941

		7,565,162

Oregon — 1.4%
County of Klamath Oregon School District, GO:
5.00%, 06/15/30	1,000	1,136,300
5.00%, 06/15/31	1,000	1,134,450
County of Umatilla Oregon School District No. 16R Pendleton, GO, Series A, 5.00%, 06/15/32	2,000	2,330,460

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/20(b)	$1,835	$1,899,794
State of Oregon, GO, Series H, 5.00%, 05/01/36	2,000	2,184,440

		8,685,444

Pennsylvania — 7.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(a):
5.00%, 05/01/22	1,545	1,622,775
5.00%, 05/01/23	640	681,018
5.00%, 05/01/28	835	967,782
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	2,000	2,419,940
5.00%, 06/01/34	3,750	4,522,312
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,728,901
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	2,929,635
5.00%, 11/01/26	2,375	2,574,999
Pennsylvania Economic Development Financing Authority, RB, PA Bridges Finco LP, AMT, 5.00%, 12/31/28	115	134,614
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/21(b)	4,000	4,377,160
Pennsylvania Turnpike Commission, Refunding RB:
Second Series, 5.00%, 12/01/30	2,620	3,147,406
Sub-Series B, 5.00%, 06/01/32	5,000	5,925,400
School District of Philadelphia, GOL, Series A:
5.00%, 09/01/30	1,200	1,464,348
5.00%, 09/01/31	1,000	1,213,110
5.00%, 09/01/32	1,200	1,448,028
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 07/01/20(b)	6,225	6,495,476

		42,652,904

Puerto Rico — 2.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
CAB, 0.00%, 07/01/27(h)	11,551	8,944,170

Security	Par (000)	Value

Puerto Rico (continued)
4.50%, 07/01/34	$4,365	$4,501,974

		13,446,144

Rhode Island — 1.7%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,156,900
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 05/15/30	2,305	2,534,555
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,280,080
Rhode Island Student Loan Authority, RB, AMT, Senior Program, Series A:
5.00%, 12/01/27	1,000	1,217,320
5.00%, 12/01/28	1,000	1,230,710
Rhode Island Student Loan Authority, Refunding RB, Senior Series A, AMT:
5.00%, 12/01/24	750	868,493
5.00%, 12/01/25	850	1,004,377

		10,292,435

South Carolina — 2.5%
South Carolina Jobs-Economic Development Authority, Refunding RB, The Woodlands at Furman, 4.00%, 11/15/27	905	930,919
South Carolina Public Service Authority, Refunding RB, Series A:
5.00%, 12/01/30	5,500	6,512,055
5.00%, 12/01/31	5,660	6,677,215
5.00%, 12/01/32	200	235,306
5.00%, 12/01/33	800	938,816

		15,294,311

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 09/01/20(b)	1,000	1,041,320

Tennessee — 2.0%
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	205	220,674

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	$2,695	$2,719,471
Series B, 5.00%, 11/01/22	1,000	1,009,110
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Trevecca Nazarene Univercity Project:
5.00%, 10/01/29	350	409,707
5.00%, 10/01/34	450	526,441
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 06/01/31(g)	2,800	2,832,452
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/35	4,000	4,661,240

		12,379,095

Texas — 10.4%
City of Grapevine Texas, GO, 5.00%, 02/15/33	5,685	6,347,757
City of Houston Texas, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 07/01/25	1,500	1,600,575
5.00%, 07/01/32	1,010	1,101,405
City of Houston Texas Airport System Revenue, Refunding ARB, Sub-Series A, AMT:
5.00%, 07/01/31	1,430	1,749,948
5.00%, 07/01/32	1,515	1,845,149
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/33	8,485	10,271,517
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	8,290	8,817,244
Dallas-Fort Worth International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,281,817
Series E, 5.00%, 11/01/27	4,960	5,176,851
Series F, 5.00%, 11/01/31	6,345	6,604,320
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,095,150
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	1,475	1,581,642

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(a):
3.63%, 08/15/22	$100	$101,040
4.25%, 08/15/27	160	162,462
Red River Education Financing Corp., RB, 5.00%, 03/15/33	1,340	1,489,544
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	2,928,624
Socorro Independent School District, GO, Refunding, (PSF-GTD):
5.00%, 08/15/20(b)	2,410	2,503,701
5.00%, 08/15/32	90	93,245
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 08/01/28	1,585	1,801,321
5.25%, 08/01/29	1,720	1,950,962
5.25%, 08/01/33	3,000	3,376,710

		62,880,984

U.S. Virgin Islands — 0.9%
Virgin Islands Public Finance Authority, Refunding RB, Series A (AGM), 5.25%, 10/01/24	5,000	5,546,050

Utah — 1.0%
Salt Lake City Corp. Airport Revenue, ARB, AMT, Series A, 5.00%, 07/01/33	3,500	4,248,265
Utah Charter School Finance Authority, Refunding RB, Freedom Academy Foundation Project, 4.50%, 06/15/27(a)	1,500	1,551,240

		5,799,505

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	6,148,824

Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB(a):
Horizon House Project, 5.00%, 01/01/28	750	876,630
Horizone House Project, 5.00%, 01/01/27	1,560	1,825,418

		2,702,048

West Virginia — 0.9%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A, 5.13%, 09/01/23	4,000	4,011,040

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	$1,500	$1,609,800

		5,620,840

Wisconsin — 1.4%
Public Finance Authority, RB, Piedmont Community Charter School, 5.00%, 06/15/34	430	502,782
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 04/01/30	2,410	2,652,229
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 07/01/28	4,765	5,161,591

		8,316,602

Total Municipal Bonds — 136.1% (Cost — $771,090,071)		824,998,236

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 26.5%

California — 4.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Subordinate, 4.00%, 04/01/31(j)	8,080	9,315,270
State of California, GO, Refunding Water Utility Authority, 5.00%, 10/01/35	12,500	15,015,000

		24,330,270

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series C, 4.13%, 02/15/35	7,500	8,070,825

Massachusetts — 3.3%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System:
5.00%, 07/01/32	7,500	9,283,350
Series L, 5.00%, 07/01/21(b)	5,225	5,595,885

Security	Par (000)	Value

Massachusetts (continued)
Series L, 5.00%, 07/01/31	$4,950	$5,301,365

		20,180,600

Minnesota — 1.8%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 08/01/20(b)	10,525	10,814,858

New Jersey — 1.6%
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F, AMT, Series BB:
3.65%, 04/01/28	4,890	5,285,771
3.70%, 10/01/28	3,790	4,096,145

		9,381,916

New York — 10.1%
City of New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	7,009	8,111,396
Refunding Series E, 5.00%, 08/01/27(a)	722	724,146
Refunding Series E, 5.00%, 08/01/27	1,766	1,771,703
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, SubSeries B-1, 5.00%, 08/01/36	9,444	11,322,166
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,980	5,688,654
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(b)	4,001	4,049,478
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/32	4,009	4,543,972
Consolidated, Series 169th, 5.00%, 10/15/26	5,530	5,967,700
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	5,010	5,936,048
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(j)	5,505	6,613,762

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	$5,501	$6,190,519

		60,919,544

Texas — 1.4%
Pflugerville Independent School District, GO, (PSF-GTD), 5.00%, 02/15/24(b)	7,500	8,765,325

Washington — 3.0%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/34	15,000	17,919,600

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.5% (Cost — $150,536,132)		160,382,938

Value

Total Investments — 162.6% (Cost — $921,626,203)	$985,381,174

Other Assets Less Liabilities — 0.2%	864,606

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%	(93,074,356)

VMTP Shares at Liquidation Value — (47.4)%	(287,100,000)

Net Assets Applicable to Common Shares — 100.0%	$606,071,424

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Zero-coupon bond.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to April 1, 2025, is $10,037,537.

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	3,435,688	(3,435,688)	—	$—	$7,755	$604	$343

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

PSF	Permanent School Fund

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	126	09/19/19	$16,055	$(143,586)
Long U.S. Treasury Bond	47	09/19/19	7,313	(156,974)
5-Year U.S. Treasury Note	121	09/30/19	14,224	8,714

				$(291,846)

12

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$985,381,174	$—	$985,381,174

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$8,714	$—	$—	$8,714
Liabilities:
Interest rate contracts	(300,560)	—	—	(300,560)

	$(291,846)	$—	$—	$(291,846)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(92,741,736)	$—	$(92,741,736)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(379,841,736)	$—	$(379,841,736)

13